MATERIAL ACCOUNTING POLICY INFORMATION - Joint Arrangements and Entities Other Than 100% Owned Barrick Subsidiaries (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 22, 2023	Dec. 31, 2024
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Commitments in relation to joint ventures		$ 541
Kibali [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint venture		45.00%
Jabal Sayid [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint venture		50.00%
Zaldivar [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint venture		50.00%
Porgera [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of interest held by joint operations operator		95.00%
Interest in joint venture		24.50%
Proportion of interest held by government stakeholders	51.00%	51.00%
Proportion of interest held by joint operation operator	49.00%	49.00%
Proportion of interest in joint operation operator		50.00%
Proportion of interest in the mine		0.235
Total proportion of interest held by JV partners in the mine		0.47
Total proportion of interest held by government partners in the mine		0.53
Norte Abierto Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint operation		50.00%
Donlin Gold Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint operation		50.00%
Veladero [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint operation		50.00%
Nevada Gold Mines
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary		61.50%
North Mara [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary		84.00%
Bulyanhulu [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary		84.00%
Loulo-Gounkoto [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary		80.00%
Tongon [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary		89.70%
Pueblo Viejo [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary		60.00%
Reko Diq [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary		50.00%